Held for sale - Additional Information (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Non Current Assets And Liabilities Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	₩ 71,212	₩ 29,583
Liabilities included in disposal groups classified as held for sale	1,465	₩ 0
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale [member]
Disclosure Of Non Current Assets And Liabilities Classified As Held For Sale [Line Items]
Amount recognised in other comprehensive income and accumulated in equity relating to non-current assets or disposal groups held for sale	2,798
Assets and liabilities classified as held for sale [member]
Disclosure Of Non Current Assets And Liabilities Classified As Held For Sale [Line Items]
Non-current assets or disposal groups classified as held for sale	4,462
Liabilities included in disposal groups classified as held for sale	₩ 1,465